Note 5 - Income Taxes - Components of Losses Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net loss before income taxes	$ 96,388	$ 12,545	$ 8,052
CAYMAN ISLANDS
Net loss before income taxes	2,045	894	489
UNITED STATES
Net loss before income taxes	80,008	9,840	5,921
CHINA
Net loss before income taxes	11,341	1,338	1,642
VIRGIN ISLANDS, BRITISH
Net loss before income taxes	2,498
AUSTRALIA
Net loss before income taxes	$ 496	$ 473